VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—95.9%
Alabama—1.3%
Black Belt Energy Gas District, Natural Gas Purchase Revenue, Mandatory Put, Series A, 12/1/23, 4.000%, 12/1/48(2)	$ 910	$ 910
Arizona—3.5%
Arizona Board of Regents, Arizona State University System Revenue, Green Bond, Series B 5.000%, 7/1/37	360	374
Arizona Board of Regents, Arizona State University System Revenue, Green Bond, Series C 5.000%, 7/1/36	1,000	1,038
Arizona Department of Transportation, State Highway Fund Revenue, 5.000%, 7/1/36	500	524
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	578
		2,514

Arkansas—0.7%
University of Arkansas, Facility Revenue, Series A 5.000%, 11/1/33	505	533
California—2.3%
California Municipal Finance Authority, Bowles Hall Foundation Revenue, Series A 4.500%, 6/1/24	150	151
California State Health Facilities Financing Authority, Providence St. Joseph Health, Series A 4.000%, 10/1/36	275	277
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue, Series A (BAM Insured) 5.000%, 5/1/32	545	585
Santa Clarita Community College District, General Obligation, 3.000%, 8/1/44	500	409
Temecula Valley Unified School District Financing Authority, Special Tax Revenue, (BAM Insured) 5.000%, 9/1/25	175	180
		1,602

Colorado—8.1%
City & County of Denver Co. Airport System Revenue, Series D (AMT) 5.500%, 11/15/30	1,000	1,138
Denver Convention Center Hotel Authority Revenue, Senior Lien, 5.000%, 12/1/27	400	412
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	510	514
6.250%, 11/15/28	2,250	2,414
Regional Transportation District, Sales Tax Revenue, Fastracks Project, Series A 5.000%, 11/1/32	1,195	1,269
		5,747

	Par Value	Value

Connecticut—2.9%
Connecticut Housing Finance Authority, Mortgage Revenue, Series F1 (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	$ 325	$ 310
Connecticut State Health & Educational Facilities Authority Revenue, Series A 4.000%, 7/1/40	725	691
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program Revenue, Series D (Pre-Refunded 11/15/26 @ 100) 3.000%, 11/15/35	200	200
State of Connecticut, Series E General Obligation, 5.000%, 9/15/34	750	821
		2,022

District of Columbia—4.7%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Convertible Capital Appreciation Series C Second Lien, (AGC Insured) (Pre-Refunded 10/1/26 @ 100) 6.500%, 10/1/41	3,000	3,333
Florida—16.1%
Brevard County School Board, Certificates of Participation, Series A 5.000%, 7/1/32	1,000	1,080
Broward County School Board, Certificates of Participation, Series A 5.000%, 7/1/32	300	313
Central Florida Expressway Authority, Senior Lien Toll Revenue, Series B 4.000%, 7/1/30	230	235
City of Tallahassee, Health Facilities Revenue, Tallahassee Memorial Healthcare, Series A 5.000%, 12/1/36	500	504
Miami Beach Redevelopment Agency,
Tax Increment Revenue, 5.000%, 2/1/32	320	323
Tax Increment Revenue, (AGM Insured) 5.000%, 2/1/31	40	40
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, Series A 5.000%, 4/1/30	200	205
Miami-Dade County School Board, Certificates of Participation, Series D 5.000%, 2/1/34	1,700	1,759
Miami-Dade Seaport Department County Revenue, Senior Bonds Series A 5.250%, 10/1/52	500	525
Seminole County School Board, Certificates of Participation, Series C 5.000%, 7/1/29	1,935	2,036
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	750	779
State of Florida, Department of Transportation Right of Way General Obligation, Series B 5.000%, 7/1/31	3,000	3,324
See Notes to Schedule of Investments

VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Florida—continued
Wildwood Utility Dependent District, South Sumter Utility Project Revenue, (BAM Insured) 5.000%, 10/1/37	$ 250	$ 279
		11,402

Georgia—0.8%
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	550	569
Illinois—6.9%
City of Chicago
Second Lien, (AGM Insured) 5.250%, 11/1/32	350	378
Second Lien, Series 2017-2 (AGM Insured) 5.000%, 11/1/31	500	534
Waterworks Revenue, Second Lien, 5.000%, 11/1/30	500	524
Cook County School District No. 78 Rosemont, General Obligation, (AGM Insured) 5.000%, 12/1/38	1,000	1,101
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Lien, Series B 5.000%, 1/1/32	1,000	1,049
State of Illinois, General Obligation, 5.000%, 2/1/27	1,250	1,317
		4,903

Indiana—3.3%
Indiana Finance Authority, Parkview Health System, Series A 5.000%, 11/1/43	1,700	1,757
Indianapolis Local Public Improvement Bond Bank Revenue, (AMT) 5.000%, 1/1/34	500	553
		2,310

Maine—1.9%
City of Portland, General Airport Revenue,
5.000%, 7/1/29	580	581
5.000%, 7/1/30	770	771
		1,352

Maryland—3.9%
Maryland Community Development Administration, Revenue, Series A 1.250%, 3/1/30	200	169
Maryland Health & Higher Educational Facilities Authority, Medstar Health System Revenue, 5.000%, 8/15/26	800	818
Maryland Health & Higher Educational Facilities Authority, Medstar Health System Revenue, Series A 5.000%, 5/15/42	600	619
Maryland Stadium Authority, Series A 5.000%, 3/1/37	1,000	1,137
		2,743

	Par Value	Value

Massachusetts—1.2%
Massachusetts Housing Finance Agency, 2.300%, 12/1/40	$ 500	$ 356
Massachusetts Port Authority, Transportation Revenue, Series A (AMT) 5.000%, 7/1/31	500	529
		885

Michigan—1.4%
Michigan State Building Authority, Facilities Program Lease Revenue, Series I
5.000%, 4/15/25	500	517
4.000%, 10/15/36	500	508
		1,025

Minnesota—3.5%
Minneapolis Special School District No. 1
Series B General Obligation, (SD CRED PROG Insured) 5.000%, 2/1/39	1,085	1,221
Series B General Obligation, (SD CRED PROG Insured) 5.000%, 2/1/40	1,140	1,277
		2,498

Mississippi—1.4%
State of Mississippi, Series B (Covid-19 Go Emergency Bonds) General Obligation, 4.000%, 10/1/39	1,000	1,006
New Jersey—1.9%
New Jersey Turnpike Authority, Toll Revenue, Series B 4.000%, 1/1/35	240	247
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue, Series A
5.000%, 6/1/31	250	268
5.000%, 6/1/32	250	268
5.000%, 6/1/33	250	268
5.000%, 6/1/34	250	267
		1,318

New York—2.2%
Dutchess County Local Development Corp., The Culinary Institute of America Revenue, 5.000%, 7/1/33	180	187
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
Series A (AGM Insured) 3.000%, 1/1/36	250	222
Series A (AGM Insured) 3.000%, 1/1/37	100	87
Series A (AGM Insured) 3.000%, 1/1/46	750	576
New York State Dormitory Authority,
New York University Hospitals Center Revenue, 5.000%, 7/1/33	150	157

See Notes to Schedule of Investments

VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

New York—continued
Orange Regional Medical Center Revenue, 144A 5.000%, 12/1/23(3)	$ 300	$ 300
		1,529

Ohio—0.7%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Senior Series A-2 Class 1 Revenue, 4.000%, 6/1/48	500	463
Oregon—2.9%
Oregon State Housing & Community, Mortgage Revenue, Residential Finance Program Revenue, Series A 4.500%, 1/1/49	40	40
State of Oregon, Article XI-Q Series F General Obligation, 5.000%, 5/1/33	1,095	1,155
Washington & Multnomah Counties, Beaverton School District No. 48J, Capital Appreciation Bond, General Obligation, Series D (SCH BD GTY Insured) 5.000%, 6/15/36	800	851
		2,046

Pennsylvania—5.3%
City of Philadelphia, Water & Wastewater Revenue, Series A 5.000%, 10/1/42	300	315
Delaware River Joint Toll Bridge Commission, Bridge System Revenue, 5.000%, 7/1/34	250	269
Pennsylvania Economic Development Financing Authority Revenue, PENNDOT Major Bridges (AMT) 5.500%, 6/30/39	485	533
Pennsylvania Turnpike Commission Revenue, First Subordinate Series 5.000%, 12/1/38	2,325	2,613
		3,730

South Carolina—0.4%
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	290	296
Tennessee—5.7%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, Series A 5.000%, 10/1/26	1,000	1,015
Metropolitan Nashville Airport Authority (The)
Revenue, Series A 5.250%, 7/1/47	250	276
Revenue, Series A 5.000%, 7/1/52	250	268
Revenue, Series B (AMT) 5.500%, 7/1/40	500	554
Revenue, Series B (AMT) 5.500%, 7/1/41	250	276
	Par Value	Value

Tennessee—continued
Revenue, Series B (AMT) 5.500%, 7/1/52	$ 500	$ 544
Tennessee State School Bond Authority, Higher Education Program Revenue, Series B (State Higher Education Intercept Program Insured) 5.000%, 11/1/34	1,000	1,086
		4,019

Texas—10.3%
Central Texas Regional Mobility Authority, Senior Lien Toll Revenue, Series D 4.000%, 1/1/38	750	753
Georgetown Independent School District General Obligation, (PSF-GTD Insured) 3.750%, 8/15/41	500	493
Lamar Consolidated Independent School District, General Obligation, (PSF-GTD Insured) 5.000%, 2/15/34	1,000	1,063
Northwest Independent School District, Series A General Obligation, (PSF-GTD Insured) 5.000%, 2/15/39	1,370	1,531
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D 6.250%, 12/15/26	895	933
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, LIBOR Index Series C 4.354%, 9/15/27(2)	1,895	1,885
Wharton Independent School District, General Obligation, (PSF-GTD Insured) 3.000%, 2/15/32	645	620
		7,278

Vermont—0.4%
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, Series A 5.000%, 12/1/35	300	312
West Virginia—0.4%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	300	300
Wisconsin—1.8%
Public Finance Authority,
Renown Regional Medical Center Revenue, Series A 5.000%, 6/1/33	1,000	1,031
Waste Management, Inc. Project Revenue, (AMT) 2.875%, 5/1/27	250	238
		1,269

Total Municipal Bonds (Identified Cost $68,562)		67,914

Total Long-Term Investments—95.9% (Identified Cost $68,562)		67,914

See Notes to Schedule of Investments

VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares	Value
Short-Term Investment—2.1%
Money Market Mutual Fund—2.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(4)	1,454,750	$ 1,455
Total Short-Term Investment (Identified Cost $1,455)		1,455

TOTAL INVESTMENTS—98.0% (Identified Cost $70,017)		$69,369
Other assets and liabilities, net—2.0%		1,442
NET ASSETS—100.0%		$70,811

Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Municipal Insured
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
LIBOR	London Interbank Offered Rate
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
SD CRED PROG	State Credit Enhancement Program
Footnote Legend:
(1)	At June 30, 2023, 22.7% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $300 or 0.4% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$67,914	$—	$67,914
Money Market Mutual Fund	1,455	1,455	—
Total Investments	$69,369	$1,455	$67,914
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Schedule of Investments

VIRTUS SEIX TAX-EXEMPT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.